Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Tax Expense
Current taxes, current year	$ 114,055	$ 109,044		$ 93,774
Current taxes, prior years	375	(202)		(2,082)
Total current tax charge	114,430	108,842		91,692
Deferred income taxes, current year	(32,048)	(183,495)		(69,158)
Deferred income taxes, prior periods	25,146	(360)		(4,554)
Total deferred income tax credit	(6,902)	(183,855)		(73,712)
Total taxation charge/(credit)	107,528	(75,013)	[1]	17,980
Tax effect of potential deferred tax assets that have been impaired	633,448	79,477		74,084
Increase (decrease) through business combinations, deferred tax liability (asset)		137,864		$ 79,395
Deferred tax liabilities	$ 137,106	$ 183,518	[2]

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.